UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04871

General California Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	02/28/18

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
General California Municipal Money Market Fund
February 28, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 91.3%
California - 91.3%
ABAG Finance Authority for Nonprofit
Corporations,
Revenue (The Grauer Foundation for
Education Project) (LOC; Comerica
Bank)	1.13	3/7/18	2,025,000	[a]	2,025,000
California Enterprise Development
Authority,
IDR (Gordon Brush Manufacturing
Company, Inc. Project) (LOC; Wells
Fargo Bank)	1.19	3/7/18	2,000,000	[a]	2,000,000
California Enterprise Development
Authority,
IDR (Pocino Foods Company Project)
(LOC; FHLB)	1.14	3/7/18	2,500,000	[a]	2,500,000
California Enterprise Development
Authority,
IDR (Tri Tool Inc. Project) (LOC;
Comerica Bank)	1.16	3/7/18	2,250,000	[a]	2,250,000
California Infrastructure and Economic
Development Bank,
IDR (Alegacy Foodservice Products
Group, Inc. and Eagleware
Manufacturing Company, Inc. Project)
(LOC; Wells Fargo Bank)	1.09	3/7/18	515,000	[a]	515,000
California Infrastructure and Economic
Development Bank,
IDR (International Raisins, Inc.
Project) (LOC; M&T Trust)	1.24	3/7/18	3,750,000	[a]	3,750,000
California Infrastructure and Economic
Development Bank,
IDR (Starter and Alternator Exchange,
Inc. Project) (LOC; U.S. Bank NA)	1.27	3/7/18	5,000,000	[a]	5,000,000
California Infrastructure and Economic
Development Bank,
IDR (Surtec, Inc. Project) (LOC; Wells
Fargo Bank)	1.27	3/7/18	1,000,000	[a]	1,000,000
California Infrastructure and Economic
Development Bank,
Revenue (Society for the Blind
Project) (LOC; U.S. Bank NA)	1.14	3/7/18	1,895,000	[a]	1,895,000
California Municipal Finance Authority,
MFHR (Pacific Meadows Apartments)
(Liquidity Facility; FHLMC and LOC;
FHLMC)	1.17	3/7/18	3,645,000	[a]	3,645,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 91.3% (continued)
California - 91.3% (continued)
California Pollution Control Financing
Authority,
PCR, Refunding (Pacific Gas and
Electric Company) (LOC; Mizuho
Bank, Ltd.)	1.00	3/1/18	4,500,000	[a]	4,500,000
California Pollution Control Financing
Authority,
SWDR (A&M Farms Project) (LOC;
CoBank ACB)	1.21	3/7/18	1,700,000	[a]	1,700,000
California Pollution Control Financing
Authority,
SWDR (Big Bear Disposal, Inc. Project)
(LOC; Union Bank NA)	1.21	3/7/18	3,275,000	[a]	3,275,000
California Pollution Control Financing
Authority,
SWDR (Bos Farms Project) (LOC;
CoBank ACB)	1.21	3/7/18	1,550,000	[a]	1,550,000
California Pollution Control Financing
Authority,
SWDR (Desert Properties, LLC
Project) (LOC; Union Bank NA)	1.28	3/7/18	1,700,000	[a]	1,700,000
California Pollution Control Financing
Authority,
SWDR (JDS Ranch Project) (LOC;
Wells Fargo Bank)	1.21	3/7/18	2,350,000	[a]	2,350,000
California Pollution Control Financing
Authority,
SWDR (John B. and Ann M. Verwey
Project) (LOC; CoBank ACB)	1.21	3/7/18	3,400,000	[a]	3,400,000
California Pollution Control Financing
Authority,
SWDR (Mission Trail Waste Systems,
Inc. Project) (LOC; Comerica Bank)	1.24	3/7/18	2,200,000	[a]	2,200,000
California Pollution Control Financing
Authority,
SWDR (Solid Wastes of Willits, Inc.
Project) (LOC; Comerica Bank)	1.31	3/7/18	2,395,000	[a]	2,395,000
California Pollution Control Financing
Authority,
SWDR (Upper Valley Disposal Service
Project) (LOC; Union Bank NA)	1.28	3/7/18	1,230,000	[a]	1,230,000
California Statewide Communities
Development Authority,
MFHR (Olen Jones Senior Apartments
Project) (LOC; Citibank NA)	1.47	3/7/18	760,000	[a]	760,000
California Statewide Communities
Development Authority,
MFHR (Pine View Apartments) (LOC;
Citibank NA)	1.12	3/7/18	5,100,000	[a]	5,100,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 91.3% (continued)
California - 91.3% (continued)
California Statewide Communities
Development Authority,
Revenue (Kaiser Permanente)	1.15	3/7/18	4,500,000	[a]	4,500,000
Los Angeles Industrial Development
Authority,
Empowerment Zone Facility Revenue
(Megatoys Project) (LOC; FHLB)	1.30	3/7/18	3,000,000	[a]	3,000,000
Riverside County Industrial
Development Authority,
IDR (Universal Forest Products
Western Division, Inc. Project) (LOC;
JPMorgan Chase Bank)	1.27	3/7/18	3,160,000	[a]	3,160,000
Sacramento County Housing Authority,
MFHR, Refunding (Stonebridge
Apartments) (LOC; FNMA)	1.18	3/7/18	6,000,000	[a]	6,000,000
San Diego County,
COP (Friends of Chabad Lubavitch)
(LOC; Comerica Bank)	1.14	3/7/18	400,000	[a]	400,000
San Francisco City and County,
MFHR (Carter Terrace Apartments)
(LOC; Citibank NA)	1.17	3/7/18	3,275,000	[a]	3,275,000
San Francisco City and County
Redevelopment Agency,
MFHR (Derek Silva Community) (LOC;
Citibank NA)	1.17	3/7/18	645,000	[a]	645,000
San Francisco City and County
Redevelopment Agency,
MFHR (Leland Polk Senior
Community) (LOC; Citibank NA)	1.17	3/7/18	1,190,000	[a]	1,190,000
Tender Option Bond Trust Receipts
(Series 2016-XF0524), 05/15/2038,
(University of California Regents,
General Revenue) (Liquidity Facility;
TD Bank)	1.10	3/7/18	2,675,000[a,b,c]		2,675,000
Tender Option Bond Trust Receipts
(Series 2017-BAML0001),
04/01/2047,
Revenue (Liquidity Facility; Bank of
America NA)	1.14	3/7/18	2,000,000[a,b,c]		2,000,000
Tender Option Bond Trust Receipts
(Series 2017-XF0578), 08/01/2044,
(Liquidity Facility; TD Bank NA)	1.14	3/7/18	1,800,000[a,b,c]		1,800,000
Tender Option Bond Trust Receipts
(Series 2017-XF2415), 02/01/2047,
Revenue (El Camino Hospital)
(Liquidity Facility; Barclays Bank PLC
and LOC; Barclays Bank PLC)	1.12	3/7/18	4,575,000[a,b,c]		4,575,000
University of California,
Revenue, Refunding	5.00	5/15/18	500,000		503,804

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments - 91.3% (continued)
California - 91.3% (continued)
West Covina Redevelopment Agency,
LR, Refunding (The Lakes Public
Parking Project) (LOC; Wells Fargo
Bank)	1.19	3/7/18	103,000 [a]	103,000
Westminster Redevelopment Agency,
MFHR (Brookhurst Royale Senior
Assisted Living Project) (LOC; Union
Bank NA)	1.25	3/7/18	235,000 [a]	235,000
Total Investments (cost $88,801,804)			91.3%	88,801,804
Cash and Receivables (Net)			8.7%	8,417,939
Net Assets			100.0%	97,219,743

[a] The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, these securities amounted to $11,050,000 or 11.37% of net assets.
[c] The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-
term rates).

STATEMENT OF INVESTMENTS
General California Municipal Money Market Fund
February 28, 2018 (Unaudited)

The following is a summary of the inputs used as of February 28, 2018 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	88,801,804
Level 3 - Significant Unobservable Inputs	-
Total	88,801,804

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General California Municipal Money Market Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 16, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 16, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)